Income Tax Expense - Schedule of Reconciles the Statutory Rate to Effective Tax Rate (Details)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Reconciles the Statutory Rate to Effective Tax Rate [Abstract]
Hong Kong Statutory income tax rate	16.50%	16.50%	16.50%
Permanent difference for non-deductible expense	44.80%	0.60%	0.90%
Permanent difference for non-taxable income	(2.00%)	(0.60%)	(3.00%)
Deferred tax not provided for	(11.20%)	(0.20%)	0.90%
Previous years’ operating loss deducted in current year		(0.70%)	(11.00%)
Effect of Hong Kong preferential tax rate	(59.70%)	(2.80%)	(2.10%)
Effect of different tax jurisdiction	186.50%	0.00%	0.00%
Effective tax rate	174.90%	12.80%	2.20%